Equity (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended					6 Months Ended	9 Months Ended
	Mar. 15, 2020	Mar. 03, 2020	Feb. 12, 2020	Jun. 23, 2020	Jun. 22, 2020	Jun. 01, 2020	May 22, 2020	May 18, 2020	Jun. 30, 2020	Sep. 30, 2020
Equity (Textual)
Shares issued							11,500,020
Purchase price		$ 0.968						$ 0.968
Pre funded warrants to purchase shares							55,166,660		1,539,656
Purchase price per warrrant							$ 1.499
Exercise price							$ 0.001
Issuance expenses, gross		$ 948					$ 5,000	$ 2,000
Net of issuance expenses		$ 909					$ 4,400	$ 1,900
Shares allotted									30,780,000
Shares exercisable, description						Board of Directors of the Company authorized the allotment 1,500,000 options to the Company's consultants. Each option is convertible into one share of common stock of the Company of NIS1.0 par value, in accordance with the following terms: (i) the Options shall vest on a quarterly basis over a period of three years; (ii) the term of the Options shall be of six (6) years from the date of grant, unless they have been exercised or cancelled in accordance with the terms of and conditions of the applicable incentive plan of the Company, (iii) unless previously exercised or cancelled, the Options may be exercised until 180 days from the date of termination of the service.		Board of Directors of the Company authorized the allotment 750,000 options to CFO of the Company. Each option is convertible into one share of common stock of the Company of NIS1.0 par value, in accordance with the following terms: (i) the Options shall vest on a quarterly basis over a period of three years; (ii) the term of the Options shall be of six (6) years from the date of grant, unless they have been exercised or cancelled in accordance with the terms of and conditions of the applicable incentive plan of the Company, (iii) unless previously exercised or cancelled, the Options may be exercised until 180 days from the date of termination of the service, (iv) the exercise price per share of the Options shall be NIS 0.59, (v) the Options' grant shall be in accordance and pursuant to Section 102 of the Income Tax Ordinance [New Version], if applicable.	In February 2020, ScoutCam's Board of Directors approved the 2020 Share Incentive Plan (the "Plan"). The Plan initially included a pool of 5,228,007 shares of common stock for grant to ScoutCam's employees, consultants, directors, and other service providers. On March 15, 2020, ScoutCam's Board of Directors approved an increase to the option pool pursuant to the Plan by an additional 576,888 shares of Common Stock. On June 22, 2020, ScoutCam's Board of Directors approved an increase to the option pool pursuant to the Plan by an additional 3,617,545 shares of Common Stock.
Private issuance of shares		979,754						2,066,116
Warrant, description		Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A (defined below) and two Warrants B (defined below). Each Warrant A is exercisable into one share of common stock of ScoutCam's at an exercise price of USD 0.595 per share during the 12 months period following the allotment. Each Warrant B is exercisable into one share of common stock of ScoutCam's at an exercise price of USD 0.893 per share during the 18 months period following the allotment.						Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A (defined below) and two Warrants B (defined below). Each Warrant A is exercisable into one share of common stock of ScoutCam's at an exercise price of USD 0.595 per share during the 18 months period following the allotment. Each Warrant B is exercisable into one share of common stock of ScoutCam's at an exercise price of USD 0.893 per share during the 24 months period following the allotment.
Options, description	ScoutCam granted 576,888 options pursuant to the Plan to each of the ScoutCam's then serving directors, excluding Professor Benad Goldwasser. Each option is convertible into one share of common stock of ScoutCam's of $0.001 par value at the exercise price of $0.29.		ScoutCam granted 4,367,515 options pursuant to the Plan. Each option is convertible into one share of common stock of ScoutCam's of $0.001 par value at the exercise price of $0.29.	ScoutCam entered into and consummated a Side Letter Agreement with the Company, whereby the parties agreed to convert, at a conversion price of $0.484, an outstanding line of credit previously extended by the Company to ScoutCam, which as of the Conversion Date was $381,136. For more details see note 8c.	ScoutCam granted 1,544,769 options pursuant to the Plan to ScoutCam's employees, consultants, directors. Each option is convertible into one share of common stock of ScoutCam's of $0.001 par value at the exercise price of $0.29.
Subesequent Event [Member]
Equity (Textual)
Pre funded warrants to purchase shares										1,218,677
Shares allotted										24,358,680
Warrants C [Member]
Equity (Textual)
Shares allotted									3,940,000
Warrant exercised									197,000
ADS [Member]
Equity (Textual)
Shares issued							575,001
Purchase price							$ 1.5
Pre funded warrants to purchase shares							2,758,333